Post-retirement pension and other defined benefit schemes - Change in fair value of scheme assets (Details) - Scheme assets - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement
Beginning of year	$ 7,030	$ 10,564
Interest income on scheme assets	300	175
Expenses	(11)	(7)
Actuarial (losses)/gains	(65)	(2,467)
Exchange and other adjustments	329	(914)
Employer contributions	188	205
Participant contributions	12	11
Benefits paid	463	537
Settlements	(841)
End of year	6,479	7,030
Actual return on the plan assets	235	(2,292)
Pension schemes | UK defined benefit plans
Movement
Beginning of year	4,573	7,333
Interest income on scheme assets	229	123
Expenses	(9)	(5)
Actuarial (losses)/gains	(59)	(1,964)
Exchange and other adjustments	262	(728)
Employer contributions	65	118
Participant contributions	1	1
Benefits paid	303	305
End of year	4,759	4,573
Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	503	584
Interest income on scheme assets	11	5
Expenses	(1)
Actuarial (losses)/gains	(45)	(55)
Exchange and other adjustments	20	(34)
Employer contributions	42	37
Participant contributions	7	5
Benefits paid	45	39
End of year	492	503
US | Pension schemes
Movement
Beginning of year	1,008	1,413
Interest income on scheme assets	22	29
Expenses	(1)	(2)
Actuarial (losses)/gains	2	(295)
Exchange and other adjustments	(1)
Employer contributions	35	7
Participant contributions	4	5
Benefits paid	68	149
Settlements	(841)
End of year	160	1,008
SWEDEN | Pension schemes
Movement
Beginning of year	946	1,234
Interest income on scheme assets	38	18
Actuarial (losses)/gains	37	(153)
Exchange and other adjustments	48	(152)
Employer contributions	46	43
Benefits paid	47	44
End of year	$ 1,068	$ 946